Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Apr. 03, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014	Aug. 31, 2014	Jul. 31, 2014
C000018473
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with load
Account Value	$ 21,755	$ 21,745	$ 21,110	$ 20,236	$ 21,547	$ 21,017	$ 19,227	$ 19,133	$ 17,344	$ 15,700	$ 17,167	$ 18,603	$ 19,976	$ 19,726	$ 18,936	$ 18,634	$ 19,102	$ 18,936	$ 19,113	$ 17,635	$ 18,811	$ 18,759	$ 17,666	$ 19,196	$ 19,248	$ 17,562	$ 18,748	$ 19,289	$ 22,275	$ 22,432	$ 22,421	$ 27,592	$ 27,686	$ 30,153	$ 28,549	$ 29,847	$ 29,077	$ 29,634	$ 28,270	$ 30,107	$ 28,808	$ 30,663	$ 29,550	$ 28,345	$ 25,748	$ 22,775	$ 22,240	$ 21,646	$ 20,466	$ 19,186	$ 18,040	$ 15,906	$ 13,647	$ 16,132	$ 16,785	$ 16,425	$ 16,190	$ 15,625	$ 15,294	$ 16,820	$ 17,759	$ 17,252	$ 15,774	$ 16,199	$ 15,814	$ 15,983	$ 14,416	$ 12,452	$ 13,924	$ 14,079	$ 16,375	$ 16,416	$ 14,526	$ 14,597	$ 14,312	$ 12,976	$ 12,697	$ 12,422	$ 12,305	$ 11,848	$ 11,630	$ 11,345	$ 11,010	$ 10,507	$ 10,471	$ 10,283	$ 10,014	$ 9,958		$ 9,882	$ 9,841	$ 9,491	$ 9,120	$ 9,303	$ 8,856	$ 9,531	$ 9,369	$ 9,277	$ 8,597	$ 8,586	$ 8,353	$ 8,409	$ 7,946	$ 8,165	$ 9,374	$ 9,846	$ 9,617	$ 9,534	$ 10,141	$ 11,332	$ 11,309	$ 11,202	$ 10,646	$ 11,021	$ 10,817	$ 10,020	$ 10,289	$ 10,224	$ 10,128	$ 9,563	$ 9,934	$ 9,424
C000018475
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
C000054855
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
C000188220
Account Value [Line Items]
Line Graph and Table Measure Name	Class F3
C000018477
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
C000018476
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
C000054856
Account Value [Line Items]
Line Graph and Table Measure Name	Class R2
C000054857
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
C000151972
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
C000151973
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
C000151974
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Lord Abbett Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 23,493	21,716	21,752	20,646	22,369	21,760	20,125	20,792	18,569	17,019	18,442	19,744	20,828	19,898	18,374	18,371	18,587	19,057	19,266	17,523	18,725	18,425	16,827	18,491	18,666	16,787	17,895	18,239	20,790	20,695	20,605	23,794	23,689	24,906	23,792	24,740	24,299	25,217	24,087	24,796	24,267	25,055	24,254	23,138	21,161	17,989	17,853	18,244	17,233	16,660	16,044	14,659	12,758	15,770	16,997	17,186	16,801	15,867	15,428	15,556	16,258	16,100	14,949	16,147	15,670	15,885	14,921	13,376	15,146	14,913	17,073	17,482	16,458	16,180	16,054	15,103	15,088	14,888	15,324	14,749	14,732	14,321	14,103	13,374	13,390	13,277	12,835	12,953		12,719	12,570	12,269	12,073	11,911	10,932	11,657	11,491	11,371	10,673	10,722	10,441	10,338	9,602	9,670	10,846	11,389	10,986	10,396	11,097	12,007	11,958	11,800	11,382	11,727	11,520	10,746	10,997	10,681	10,612	9,992	10,558	10,000
Lord Abbett Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 23,493	21,716	21,752	20,646	22,369	21,760	20,125	20,792	18,569	17,019	18,442	19,744	20,828	19,898	18,374	18,371	18,587	19,057	19,266	17,523	18,725	18,425	16,827	18,491	18,666	16,787	17,895	18,239	20,790	20,695	20,605	23,794	23,689	24,906	23,792	24,740	24,299	25,217	24,087	24,796	24,267	25,055	24,254	23,138	21,161	17,989	17,853	18,244	17,233	16,660	16,044	14,659	12,758	15,770	16,997	17,186	16,801	15,867	15,428	15,556	16,258	16,100	14,949	16,147	15,670	15,885	14,921	13,376	15,146	14,913	17,073	17,482	16,458	16,180	16,054	15,103	15,088	14,888	15,324	14,749	14,732	14,321	14,103	13,374	13,390	13,277	12,835	12,953		12,719	12,570	12,269	12,073	11,911	10,932	11,657	11,491	11,371	10,673	10,722	10,441	10,338	9,602	9,670	10,846	11,389	10,986	10,396	11,097	12,007	11,958	11,800	11,382	11,727	11,520	10,746	10,997	10,681	10,612	9,992	10,558	10,000
Lord Abbett Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 23,493	21,716	21,752	20,646	22,369	21,760	20,125	20,792	18,569	17,019	18,442	19,744	20,828	19,898	18,374	18,371	18,587	19,057	19,266	17,523	18,725	18,425	16,827	18,491	18,666	16,787	17,895	18,239	20,790	20,695	20,605	23,794	23,689	24,906	23,792	24,740	24,299	25,217	24,087	24,796	24,267	25,055	24,254	23,138	21,161	17,989	17,853	18,244	17,233	16,660	16,044	14,659	12,758	15,770	16,997	17,186	16,801	15,867	15,428	15,556	16,258	16,100	14,949	16,147	15,670	15,885	14,921	13,376	15,146	14,913	17,073	17,482	16,458	16,180	16,054	15,103	15,088	14,888	15,324	14,749	14,732	14,321	14,103	13,374	13,390	13,277	12,835	12,953		12,719	12,570	12,269	12,073	11,911	10,932	11,657	11,491	11,371	10,673	10,722	10,441	10,338	9,602	9,670	10,846	11,389	10,986	10,396	11,097	12,007	11,958	11,800	11,382	11,727	11,520	10,746	10,997	10,681	10,612	9,992	10,558	10,000
Lord Abbett Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 18,741	17,322	17,351	16,469	17,843	17,358	16,054	16,586	14,812	13,576	14,711	15,749	16,614	15,872	14,657	14,654	14,827	15,202	15,368	13,978	14,937	14,697	13,423	14,750	14,890	13,391	14,274	14,549	16,584	16,508	16,437	18,981	18,897	19,867	18,978	19,735	19,383	20,116	19,214	19,779	19,357	19,986	19,347	18,457	16,880	14,349	14,241	14,553	13,747	13,290	12,798	11,693	10,177	12,580	13,559	13,709	13,402	12,657	12,307	12,409	12,969	12,843	11,925	12,880	12,500	12,671	11,902	10,670	12,082	11,896	13,619	13,946	13,128	12,906	12,806	12,048	12,036	11,876	12,224	11,765	11,752	11,424	11,250	10,669	10,681	10,591	10,239	10,333	$ 10,000
Lord Abbett Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 23,493	21,716	21,752	20,646	22,369	21,760	20,125	20,792	18,569	17,019	18,442	19,744	20,828	19,898	18,374	18,371	18,587	19,057	19,266	17,523	18,725	18,425	16,827	18,491	18,666	16,787	17,895	18,239	20,790	20,695	20,605	23,794	23,689	24,906	23,792	24,740	24,299	25,217	24,087	24,796	24,267	25,055	24,254	23,138	21,161	17,989	17,853	18,244	17,233	16,660	16,044	14,659	12,758	15,770	16,997	17,186	16,801	15,867	15,428	15,556	16,258	16,100	14,949	16,147	15,670	15,885	14,921	13,376	15,146	14,913	17,073	17,482	16,458	16,180	16,054	15,103	15,088	14,888	15,324	14,749	14,732	14,321	14,103	13,374	13,390	13,277	12,835	12,953		12,719	12,570	12,269	12,073	11,911	10,932	11,657	11,491	11,371	10,673	10,722	10,441	10,338	9,602	9,670	10,846	11,389	10,986	10,396	11,097	12,007	11,958	11,800	11,382	11,727	11,520	10,746	10,997	10,681	10,612	9,992	10,558	10,000
Lord Abbett Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 23,493	21,716	21,752	20,646	22,369	21,760	20,125	20,792	18,569	17,019	18,442	19,744	20,828	19,898	18,374	18,371	18,587	19,057	19,266	17,523	18,725	18,425	16,827	18,491	18,666	16,787	17,895	18,239	20,790	20,695	20,605	23,794	23,689	24,906	23,792	24,740	24,299	25,217	24,087	24,796	24,267	25,055	24,254	23,138	21,161	17,989	17,853	18,244	17,233	16,660	16,044	14,659	12,758	15,770	16,997	17,186	16,801	15,867	15,428	15,556	16,258	16,100	14,949	16,147	15,670	15,885	14,921	13,376	15,146	14,913	17,073	17,482	16,458	16,180	16,054	15,103	15,088	14,888	15,324	14,749	14,732	14,321	14,103	13,374	13,390	13,277	12,835	12,953		12,719	12,570	12,269	12,073	11,911	10,932	11,657	11,491	11,371	10,673	10,722	10,441	10,338	9,602	9,670	10,846	11,389	10,986	10,396	11,097	12,007	11,958	11,800	11,382	11,727	11,520	10,746	10,997	10,681	10,612	9,992	10,558	10,000
Lord Abbett Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 23,493	21,716	21,752	20,646	22,369	21,760	20,125	20,792	18,569	17,019	18,442	19,744	20,828	19,898	18,374	18,371	18,587	19,057	19,266	17,523	18,725	18,425	16,827	18,491	18,666	16,787	17,895	18,239	20,790	20,695	20,605	23,794	23,689	24,906	23,792	24,740	24,299	25,217	24,087	24,796	24,267	25,055	24,254	23,138	21,161	17,989	17,853	18,244	17,233	16,660	16,044	14,659	12,758	15,770	16,997	17,186	16,801	15,867	15,428	15,556	16,258	16,100	14,949	16,147	15,670	15,885	14,921	13,376	15,146	14,913	17,073	17,482	16,458	16,180	16,054	15,103	15,088	14,888	15,324	14,749	14,732	14,321	14,103	13,374	13,390	13,277	12,835	12,953		12,719	12,570	12,269	12,073	11,911	10,932	11,657	11,491	11,371	10,673	10,722	10,441	10,338	9,602	9,670	10,846	11,389	10,986	10,396	11,097	12,007	11,958	11,800	11,382	11,727	11,520	10,746	10,997	10,681	10,612	9,992	10,558	10,000
Lord Abbett Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 23,493	21,716	21,752	20,646	22,369	21,760	20,125	20,792	18,569	17,019	18,442	19,744	20,828	19,898	18,374	18,371	18,587	19,057	19,266	17,523	18,725	18,425	16,827	18,491	18,666	16,787	17,895	18,239	20,790	20,695	20,605	23,794	23,689	24,906	23,792	24,740	24,299	25,217	24,087	24,796	24,267	25,055	24,254	23,138	21,161	17,989	17,853	18,244	17,233	16,660	16,044	14,659	12,758	15,770	16,997	17,186	16,801	15,867	15,428	15,556	16,258	16,100	14,949	16,147	15,670	15,885	14,921	13,376	15,146	14,913	17,073	17,482	16,458	16,180	16,054	15,103	15,088	14,888	15,324	14,749	14,732	14,321	14,103	13,374	13,390	13,277	12,835	12,953		12,719	12,570	12,269	12,073	11,911	10,932	11,657	11,491	11,371	10,673	10,722	10,441	10,338	9,602	9,670	10,846	11,389	10,986	10,396	11,097	12,007	11,958	11,800	11,382	11,727	11,520	10,746	10,997	10,681	10,612	9,992	10,558	10,000
Lord Abbett Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 19,646	18,159	18,190	17,265	18,705	18,197	16,830	17,387	15,528	14,232	15,421	16,510	17,417	16,639	15,365	15,362	15,543	15,936	16,111	14,653	15,658	15,407	14,072	15,463	15,609	14,038	14,964	15,252	17,385	17,306	17,231	19,898	19,810	20,827	19,895	20,689	20,319	21,087	20,143	20,735	20,292	20,952	20,282	19,349	17,695	15,043	14,929	15,256	14,411	13,932	13,416	12,258	10,669	13,187	14,214	14,372	14,050	13,269	12,902	13,009	13,595	13,464	12,501	13,503	13,104	13,283	12,478	11,186	12,666	12,471	14,277	14,619	13,763	13,530	13,425	12,630	12,617	12,450	12,815	12,334	12,320	11,976	11,793	11,184	11,197	11,103	10,733	10,832		10,636	10,511	10,260	10,096	9,960	9,142	9,748	9,609	9,508	8,925	8,966	8,731	8,645	8,030	8,087	9,069	9,524	9,187	8,694	9,280	10,041	10,000
Lord Abbett Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 19,646	18,159	18,190	17,265	18,705	18,197	16,830	17,387	15,528	14,232	15,421	16,510	17,417	16,639	15,365	15,362	15,543	15,936	16,111	14,653	15,658	15,407	14,072	15,463	15,609	14,038	14,964	15,252	17,385	17,306	17,231	19,898	19,810	20,827	19,895	20,689	20,319	21,087	20,143	20,735	20,292	20,952	20,282	19,349	17,695	15,043	14,929	15,256	14,411	13,932	13,416	12,258	10,669	13,187	14,214	14,372	14,050	13,269	12,902	13,009	13,595	13,464	12,501	13,503	13,104	13,283	12,478	11,186	12,666	12,471	14,277	14,619	13,763	13,530	13,425	12,630	12,617	12,450	12,815	12,334	12,320	11,976	11,793	11,184	11,197	11,103	10,733	10,832		10,636	10,511	10,260	10,096	9,960	9,142	9,748	9,609	9,508	8,925	8,966	8,731	8,645	8,030	8,087	9,069	9,524	9,187	8,694	9,280	10,041	10,000
Lord Abbett Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 19,646	18,159	18,190	17,265	18,705	18,197	16,830	17,387	15,528	14,232	15,421	16,510	17,417	16,639	15,365	15,362	15,543	15,936	16,111	14,653	15,658	15,407	14,072	15,463	15,609	14,038	14,964	15,252	17,385	17,306	17,231	19,898	19,810	20,827	19,895	20,689	20,319	21,087	20,143	20,735	20,292	20,952	20,282	19,349	17,695	15,043	14,929	15,256	14,411	13,932	13,416	12,258	10,669	13,187	14,214	14,372	14,050	13,269	12,902	13,009	13,595	13,464	12,501	13,503	13,104	13,283	12,478	11,186	12,666	12,471	14,277	14,619	13,763	13,530	13,425	12,630	12,617	12,450	12,815	12,334	12,320	11,976	11,793	11,184	11,197	11,103	10,733	10,832		10,636	10,511	10,260	10,096	9,960	9,142	9,748	9,609	9,508	8,925	8,966	8,731	8,645	8,030	8,087	9,069	9,524	9,187	8,694	9,280	10,041	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	33,989	32,812	31,262	32,593	31,577	29,977	29,481	28,200	25,840	26,395	27,717	28,165	27,288	25,597	25,486	25,095	24,206	24,811	23,344	24,772	23,461	21,703	23,905	24,921	22,818	24,870	24,825	27,196	26,223	27,032	28,507	27,285	27,475	25,676	26,929	26,134	25,527	24,945	24,772	23,517	22,530	21,926	22,149	21,329	19,225	19,750	20,530	19,153	18,131	17,778	16,969	15,041	17,161	18,700	18,707	18,159	17,523	17,152	16,837	17,108	16,865	15,755	16,824	16,169	15,861	15,368	14,228	15,640	15,327	16,452	16,359	15,843	15,274	15,181	14,824	14,767	15,152	15,732	14,880	14,716	14,278	13,953	13,671	13,629	13,355	13,272	13,088		12,954	12,939	12,445	12,214	11,977	11,549	11,764	11,762	11,745	11,327	11,298	11,099	11,056	10,354	10,368	10,909	11,084	11,051	10,191	10,450	11,121	10,892	11,108	10,966	10,862	11,037	10,437	10,760	10,787	10,505	10,254	10,400	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	33,989	32,812	31,262	32,593	31,577	29,977	29,481	28,200	25,840	26,395	27,717	28,165	27,288	25,597	25,486	25,095	24,206	24,811	23,344	24,772	23,461	21,703	23,905	24,921	22,818	24,870	24,825	27,196	26,223	27,032	28,507	27,285	27,475	25,676	26,929	26,134	25,527	24,945	24,772	23,517	22,530	21,926	22,149	21,329	19,225	19,750	20,530	19,153	18,131	17,778	16,969	15,041	17,161	18,700	18,707	18,159	17,523	17,152	16,837	17,108	16,865	15,755	16,824	16,169	15,861	15,368	14,228	15,640	15,327	16,452	16,359	15,843	15,274	15,181	14,824	14,767	15,152	15,732	14,880	14,716	14,278	13,953	13,671	13,629	13,355	13,272	13,088		12,954	12,939	12,445	12,214	11,977	11,549	11,764	11,762	11,745	11,327	11,298	11,099	11,056	10,354	10,368	10,909	11,084	11,051	10,191	10,450	11,121	10,892	11,108	10,966	10,862	11,037	10,437	10,760	10,787	10,505	10,254	10,400	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	33,989	32,812	31,262	32,593	31,577	29,977	29,481	28,200	25,840	26,395	27,717	28,165	27,288	25,597	25,486	25,095	24,206	24,811	23,344	24,772	23,461	21,703	23,905	24,921	22,818	24,870	24,825	27,196	26,223	27,032	28,507	27,285	27,475	25,676	26,929	26,134	25,527	24,945	24,772	23,517	22,530	21,926	22,149	21,329	19,225	19,750	20,530	19,153	18,131	17,778	16,969	15,041	17,161	18,700	18,707	18,159	17,523	17,152	16,837	17,108	16,865	15,755	16,824	16,169	15,861	15,368	14,228	15,640	15,327	16,452	16,359	15,843	15,274	15,181	14,824	14,767	15,152	15,732	14,880	14,716	14,278	13,953	13,671	13,629	13,355	13,272	13,088		12,954	12,939	12,445	12,214	11,977	11,549	11,764	11,762	11,745	11,327	11,298	11,099	11,056	10,354	10,368	10,909	11,084	11,051	10,191	10,450	11,121	10,892	11,108	10,966	10,862	11,037	10,437	10,760	10,787	10,505	10,254	10,400	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 26,580	26,260	25,351	24,153	25,182	24,397	23,160	22,777	21,788	19,964	20,393	21,414	21,761	21,083	19,777	19,691	19,388	18,702	19,169	18,036	19,139	18,126	16,768	18,469	19,254	17,629	19,215	19,180	21,012	20,260	20,885	22,025	21,080	21,227	19,838	20,805	20,191	19,723	19,273	19,139	18,169	17,407	16,940	17,113	16,479	14,853	15,259	15,862	14,798	14,008	13,735	13,111	11,621	13,258	14,448	14,453	14,030	13,539	13,252	13,008	13,218	13,030	12,172	12,998	12,493	12,254	11,873	10,992	12,083	11,842	12,711	12,639	12,240	11,801	11,729	11,453	11,409	11,707	12,155	11,496	11,370	11,032	10,780	10,562	10,530	10,318	10,254	10,112	$ 10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	33,989	32,812	31,262	32,593	31,577	29,977	29,481	28,200	25,840	26,395	27,717	28,165	27,288	25,597	25,486	25,095	24,206	24,811	23,344	24,772	23,461	21,703	23,905	24,921	22,818	24,870	24,825	27,196	26,223	27,032	28,507	27,285	27,475	25,676	26,929	26,134	25,527	24,945	24,772	23,517	22,530	21,926	22,149	21,329	19,225	19,750	20,530	19,153	18,131	17,778	16,969	15,041	17,161	18,700	18,707	18,159	17,523	17,152	16,837	17,108	16,865	15,755	16,824	16,169	15,861	15,368	14,228	15,640	15,327	16,452	16,359	15,843	15,274	15,181	14,824	14,767	15,152	15,732	14,880	14,716	14,278	13,953	13,671	13,629	13,355	13,272	13,088		12,954	12,939	12,445	12,214	11,977	11,549	11,764	11,762	11,745	11,327	11,298	11,099	11,056	10,354	10,368	10,909	11,084	11,051	10,191	10,450	11,121	10,892	11,108	10,966	10,862	11,037	10,437	10,760	10,787	10,505	10,254	10,400	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	33,989	32,812	31,262	32,593	31,577	29,977	29,481	28,200	25,840	26,395	27,717	28,165	27,288	25,597	25,486	25,095	24,206	24,811	23,344	24,772	23,461	21,703	23,905	24,921	22,818	24,870	24,825	27,196	26,223	27,032	28,507	27,285	27,475	25,676	26,929	26,134	25,527	24,945	24,772	23,517	22,530	21,926	22,149	21,329	19,225	19,750	20,530	19,153	18,131	17,778	16,969	15,041	17,161	18,700	18,707	18,159	17,523	17,152	16,837	17,108	16,865	15,755	16,824	16,169	15,861	15,368	14,228	15,640	15,327	16,452	16,359	15,843	15,274	15,181	14,824	14,767	15,152	15,732	14,880	14,716	14,278	13,953	13,671	13,629	13,355	13,272	13,088		12,954	12,939	12,445	12,214	11,977	11,549	11,764	11,762	11,745	11,327	11,298	11,099	11,056	10,354	10,368	10,909	11,084	11,051	10,191	10,450	11,121	10,892	11,108	10,966	10,862	11,037	10,437	10,760	10,787	10,505	10,254	10,400	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	33,989	32,812	31,262	32,593	31,577	29,977	29,481	28,200	25,840	26,395	27,717	28,165	27,288	25,597	25,486	25,095	24,206	24,811	23,344	24,772	23,461	21,703	23,905	24,921	22,818	24,870	24,825	27,196	26,223	27,032	28,507	27,285	27,475	25,676	26,929	26,134	25,527	24,945	24,772	23,517	22,530	21,926	22,149	21,329	19,225	19,750	20,530	19,153	18,131	17,778	16,969	15,041	17,161	18,700	18,707	18,159	17,523	17,152	16,837	17,108	16,865	15,755	16,824	16,169	15,861	15,368	14,228	15,640	15,327	16,452	16,359	15,843	15,274	15,181	14,824	14,767	15,152	15,732	14,880	14,716	14,278	13,953	13,671	13,629	13,355	13,272	13,088		12,954	12,939	12,445	12,214	11,977	11,549	11,764	11,762	11,745	11,327	11,298	11,099	11,056	10,354	10,368	10,909	11,084	11,051	10,191	10,450	11,121	10,892	11,108	10,966	10,862	11,037	10,437	10,760	10,787	10,505	10,254	10,400	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	33,989	32,812	31,262	32,593	31,577	29,977	29,481	28,200	25,840	26,395	27,717	28,165	27,288	25,597	25,486	25,095	24,206	24,811	23,344	24,772	23,461	21,703	23,905	24,921	22,818	24,870	24,825	27,196	26,223	27,032	28,507	27,285	27,475	25,676	26,929	26,134	25,527	24,945	24,772	23,517	22,530	21,926	22,149	21,329	19,225	19,750	20,530	19,153	18,131	17,778	16,969	15,041	17,161	18,700	18,707	18,159	17,523	17,152	16,837	17,108	16,865	15,755	16,824	16,169	15,861	15,368	14,228	15,640	15,327	16,452	16,359	15,843	15,274	15,181	14,824	14,767	15,152	15,732	14,880	14,716	14,278	13,953	13,671	13,629	13,355	13,272	13,088		12,954	12,939	12,445	12,214	11,977	11,549	11,764	11,762	11,745	11,327	11,298	11,099	11,056	10,354	10,368	10,909	11,084	11,051	10,191	10,450	11,121	10,892	$ 11,108	$ 10,966	$ 10,862	$ 11,037	$ 10,437	$ 10,760	$ 10,787	$ 10,505	$ 10,254	$ 10,400	$ 10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 31,584	31,204	30,124	28,700	29,923	28,990	27,520	27,066	25,889	23,723	24,232	25,446	25,857	25,053	23,500	23,398	23,038	22,223	22,778	21,432	22,742	21,538	19,925	21,946	22,879	20,948	22,833	22,791	24,968	24,074	24,817	26,172	25,049	25,224	23,572	24,722	23,993	23,436	22,901	22,742	21,590	20,684	20,129	20,335	19,582	17,650	18,132	18,848	17,584	16,645	16,321	15,579	13,809	15,755	17,168	17,175	16,671	16,087	15,746	15,457	15,706	15,483	14,464	15,446	14,845	14,562	14,109	13,062	14,358	14,072	15,104	15,018	14,544	14,023	13,937	13,609	13,557	13,911	14,443	13,661	13,511	13,109	12,810	12,551	12,512	12,260	12,184	12,015		11,893	11,879	11,426	11,213	10,996	10,603	10,800	10,798	10,783	10,399	10,372	10,189	10,150	9,505	9,518	10,015	10,176	10,145	9,356	9,594	10,210	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 31,584	31,204	30,124	28,700	29,923	28,990	27,520	27,066	25,889	23,723	24,232	25,446	25,857	25,053	23,500	23,398	23,038	22,223	22,778	21,432	22,742	21,538	19,925	21,946	22,879	20,948	22,833	22,791	24,968	24,074	24,817	26,172	25,049	25,224	23,572	24,722	23,993	23,436	22,901	22,742	21,590	20,684	20,129	20,335	19,582	17,650	18,132	18,848	17,584	16,645	16,321	15,579	13,809	15,755	17,168	17,175	16,671	16,087	15,746	15,457	15,706	15,483	14,464	15,446	14,845	14,562	14,109	13,062	14,358	14,072	15,104	15,018	14,544	14,023	13,937	13,609	13,557	13,911	14,443	13,661	13,511	13,109	12,810	12,551	12,512	12,260	12,184	12,015		11,893	11,879	11,426	11,213	10,996	10,603	10,800	10,798	10,783	10,399	10,372	10,189	10,150	9,505	9,518	10,015	10,176	10,145	9,356	9,594	10,210	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 31,584	$ 31,204	$ 30,124	$ 28,700	$ 29,923	$ 28,990	$ 27,520	$ 27,066	$ 25,889	$ 23,723	$ 24,232	$ 25,446	$ 25,857	$ 25,053	$ 23,500	$ 23,398	$ 23,038	$ 22,223	$ 22,778	$ 21,432	$ 22,742	$ 21,538	$ 19,925	$ 21,946	$ 22,879	$ 20,948	$ 22,833	$ 22,791	$ 24,968	$ 24,074	$ 24,817	$ 26,172	$ 25,049	$ 25,224	$ 23,572	$ 24,722	$ 23,993	$ 23,436	$ 22,901	$ 22,742	$ 21,590	$ 20,684	$ 20,129	$ 20,335	$ 19,582	$ 17,650	$ 18,132	$ 18,848	$ 17,584	$ 16,645	$ 16,321	$ 15,579	$ 13,809	$ 15,755	$ 17,168	$ 17,175	$ 16,671	$ 16,087	$ 15,746	$ 15,457	$ 15,706	$ 15,483	$ 14,464	$ 15,446	$ 14,845	$ 14,562	$ 14,109	$ 13,062	$ 14,358	$ 14,072	$ 15,104	$ 15,018	$ 14,544	$ 14,023	$ 13,937	$ 13,609	$ 13,557	$ 13,911	$ 14,443	$ 13,661	$ 13,511	$ 13,109	$ 12,810	$ 12,551	$ 12,512	$ 12,260	$ 12,184	$ 12,015		$ 11,893	$ 11,879	$ 11,426	$ 11,213	$ 10,996	$ 10,603	$ 10,800	$ 10,798	$ 10,783	$ 10,399	$ 10,372	$ 10,189	$ 10,150	$ 9,505	$ 9,518	$ 10,015	$ 10,176	$ 10,145	$ 9,356	$ 9,594	$ 10,210	$ 10,000